Revenues from Contracts with Customers - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Revenue from Contract with Customer [Abstract]
Revenue related to performance obligation satisfied	$ 50.0	$ 11.1	$ 27.6
Revenue associated with distribution services, a portion of which related to prior period	12.1	17.6	21.7
Receivables related to revenue from contracts with customers	298.7	332.5
Assets related to revenue from contracts with customers	25.2
Deferred revenue	49.7	14.8
Deferred revenue, revenue recognized	10.8	10.9	13.0
Capitalized contract cost	1.6	1.8
Expenses related to capitalized costs to fulfill a contract	$ 1.7	$ 5.1	$ 4.1